Preferred Stock (Details Textual) (USD $)	12 Months Ended	2 Months Ended
	Dec. 31, 2014	Feb. 17, 2015
Class of Stock [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion	27,125,016
Warrant Term	3 years
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.375
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	200,000
Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	2,264,238 [1]
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	50,000
Share Price	$ 2.00
Preferred Stock, Dividend Rate, Percentage	6.00%
Convertible Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Preferred Stock, Conversion Basis		The Preferred Stock will automatically convert into shares of Common Stock determined by dividing the stated value by $0.25 per share on February 17, 2015.

[1]	Shares issued contain an anti-dilution provision expiring upon the conversion to common stock.